Note 44 - Administration Costs - Average Number Of Employees By Geographical Area - Classes Of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Management Team | Mexico [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	1,026	1,044	1,026
Other Line Personel | Spain [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	22,180	23,211	22,702
Clerical Staff | Spain [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	3,060	3,730	4,033
Branches Abroad | Spain [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	603	718	747
Branches Abroad | Mexico [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	30,664	30,378	29,711
Branches Abroad | United States [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	9,532	9,710	9,969
Branches Abroad | Turkey [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	23,154	23,900	11,814
Branches Abroad | Venzuela
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	4,379	5,097	5,183
Branches Abroad | Argentina
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	6,173	6,041	5,681
Branches Abroad | Colombia [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	5,374	5,714	5,628
Branches Abroad | Peru [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	5,571	5,455	5,357
Branches Abroad | Other [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	5,501	5,037	4,676
Pension Fund Managers | Total [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	362	335	332
Other Non Banking Companies | Total [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	14,925	16,307	17,337
Subtotal [Member] | Spain [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	26,869	28,703	28,508
Subtotal [Member] | Subtotal [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	132,504	136,677	124,196
Subtotal [Member] | Subtotal companies abroad [Member]
Disclosure Average Number Of Employees By Geographical Area
Average Number Of Employees	90,348	91,332	78,019